Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Voyage And Vessel Accrued Liabilities Current	$ 91,854	$ 140,029
Interest Payable, Current	27,987	31,765
Employee-related Liabilities, Current	38,455	37,349
Contract with Customer, Liability, Current	17,800	34,461
Derivative Liability, Current	27,248	58,186
Current portion of operating lease liabilities (note 5)	14,724	25,108
Due to Affiliate, Current	4,243	16,689
Asset Retirement Obligation, Current	0	12,000
Accrued liabilities and other	210,003	332,086
Office Building [Member]
Current portion of operating lease liabilities (note 5)	$ 2,416	$ 1,607